Long-Term Investments	12 Months Ended
Mar. 31, 2026
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

NOTE 7 – LONG-TERM INVESTMENTS

The Company’s investments in unconsolidated entities consisted of the following:

	As of	As of
	March 31,	March 31,
	2026	2025
Equity method investment:
Huafu IKE International Education Consultant (Beijing) Co., Ltd. (a)	$144,970	$137,804
Share of net loss of investee
Huafu IKE International Education Consultant (Beijing) Co., Ltd. (a)	(15,843)	-
Total	$129,127	$137,804

(a)	On April 12, 2023, the Company signed an cooperate contract with Beijing IKE Kids education consultant Co., Ltd. invested RMB 1.0 million (approximately $0.14 million as of March 31, 2026) in exchange for 20% equity interest of the new established company Huafu IKE International Education Consultant (Beijing) Co., Ltd., the company accounted for it as an equity method investment in accordance with ASC 323, as the Company retained significant influence over Beijing IKE Kids education consultant Co., Ltd. Due to the losses of Huafu IKE, the company accrued $15,843 share of net loss of investee as of March 31, 2026.